NB Private Markets Fund II (TE) LLC (the “Fund”) invests substantially all of its assets in NB Private Markets Fund II (Master) LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2021, was 59.82%. The Fund has included the Company’s schedule of investments as of June 30, 2021, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 27, 2021.

NB Private Markets Fund II (Master) LLC

Schedule of Investments

June 30, 2021 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Buyout/Growth (42.87%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018	North America	$3,460,732	$6,897,443
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	615,915	657,542
Apax VIII - B, L.P.	Primary	6/2013 - 6/2020	Europe	1,029,542	2,021,537
BC European Capital IX	Primary	3/2012 - 2/2021	Europe	805,252	2,981,374
FTV IV, L.P.	Primary	12/2012 - 2/2021	North America	744,356	11,190,723
Green Equity Investors VI, L.P.	Primary	11/2012 - 2/2021	North America	6,078,755	14,599,831
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 10/2020	North America	1,313,851	2,574,756
HgCapital 7 C, L.P.	Primary	12/2013 - 9/2020	Europe	723,408	2,304,578
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 12/2020	North America	1,174,896	1,981,668
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 4/2021	North America	1,054,269	1,065,738
SPC Partners V, L.P.	Primary	7/2012 - 2/2021	North America	5,384,888	6,808,296
Thomas H. Lee Equity Fund VI Liquidating Trust	Secondary	4/2012 - 11/2019	North America	3,669	7,714
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 6/2020	Europe	1,275,480	642,052
				23,665,013	53,733,252
Special Situations (6.00%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,173,613	1,401,453
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	1,759,786	276,148
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 6/2021	North America	5,509,682	4,489,233
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,271,325	1,354,454
				11,714,406	7,521,288
Venture Capital (47.49%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	1,164,502	1,517,620
Battery Ventures X, L.P.	Primary	6/2013 - 3/2019	North America	1,874,931	3,169,454
DFJ Growth 2013, L.P.	Primary	7/2013 - 4/2020	North America	2,347,902	20,251,472
Intersouth Partners V, L.P.	Secondary	3/2012	North America	115,733	2,649
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	660,383	247,461
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	526,056	214,188
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018	North America	584,878	3,132,088
Lightspeed China Partners I, L.P.	Primary	5/2012 - 9/2020	North America	860,814	7,586,718
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 3/2019	North America	1,410,619	9,914,467
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	137,319	25,221
Trinity Ventures XI, L.P.	Primary	4/2013 - 5/2021	North America	4,629,508	13,455,897
				14,312,645	59,517,235

Total Investments in Portfolio Funds (cost $49,692,064) (96.36%)					120,771,775
Other Assets & Liabilities (Net) (3.64%)					4,566,284
Members' Equity - Net Assets (100.00%)					$125,338,059

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2021 aggregated $49,692,064. Total fair value of illiquid and restricted securities at June 30, 2021 was $120,771,775 or 96.36% of net assets.

(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

NB Private Markets Fund II (Master) LLC

Schedule of Investments

June 30, 2021 (Unaudited)

Valuation of Investments

NB Private Markets Fund II (Master) LLC (the “Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of June 30, 2021, investments valued using the practical expedient with a fair value of $120,771,775 are excluded from the fair value hierarchy.

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

NB Private Markets Fund II (Master) LLC

Schedule of Investments

June 30, 2021 (Unaudited)

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2021 is one to five years, with the possibility of extensions by each of the Portfolio Funds.